Note 19 - Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Stock Option Activity [Abstract]
Shares Under Option, Outstanding | shares	781,321
Granted | shares	783,476
Forfeited | shares	(44,002)
Shares Under Option, Outstanding | shares	1,520,795
Exercisable on December 31, 2015 | shares	273,205
Expected to vest December 31, 2015 | shares	1,247,590
Weighted Average Exercise Price Per Share, Outstanding | $ / shares	$ 22.56
Granted | $ / shares	15.31
Forfeited | $ / shares	20.25
Weighted Average Exercise Price Per Share, Outstanding | $ / shares	18.89
Exercisable on December 31, 2015 | $ / shares	22.61
Expected to vest December 31, 2015 | $ / shares	$ 18.08
Weighted Average Remaining Contractual Life, Outstanding	6 years 2 months 1 day
Exercisable on December 31, 2015	5 years 8 months 23 days
Expected to vest December 31, 2015	6 years 3 months 7 days